Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Amounts Included in Consolidated Balance Sheets (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid pension assets
Long-term assets	$ 10.2	$ 19.1
Other current liabilities
Current liabilities	0.4
Retirement benefits, less current portion
Non-current liabilities	34.9	21.4
Foreign Pension Plan [Member]
Prepaid pension assets
Long-term assets	10.2	19.1
Retirement benefits, less current portion
Non-current liabilities	4.0	4.0
Domestic Pension Plan of Foreign Entity [Member]
Other current liabilities
Current liabilities	0.4
Retirement benefits, less current portion
Non-current liabilities	23.2	10.4
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Retirement benefits, less current portion
Non-current liabilities	7.4	6.8
Foreign Postretirement Benefit Plan [Member]
Retirement benefits, less current portion
Non-current liabilities	$ 0.3	$ 0.2